BUSINESS COMBINATIONS (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2011 Shuntong [Member] CNY	Dec. 31, 2011 Ruitai [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] CNY	Dec. 31, 2011 Yuchen [Member] CNY
Business Acquisition [Line Items]
Business acquisition date						Jul. 27, 2011	Jul. 04, 2011	Sep. 01, 2011	Oct. 21, 2011
Percentage of ownership interests acquired						100.00%	100.00%	100.00%	50.00%
Percentage ownership interest held by noncontrolling entity							40.00%
Percentage ownership in subsidiary							60.00%
Total consideration						43,000	16,000	89,000	28,500
Acquired finite-lived intangible assets, useful life					10 years
Goodwill	73,634	12,163	73,634	73,634		9,620	14,104	34,175	15,735
Acquisition related costs	400